Goodwill, Trade Name, and Customer Lists - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 261,590	$ 770,089
Balance		772,669	$ 770,089	$ 261,590
Predecessor Period [Member]
Balance	261,590		261,529	261,583
Foreign currency translation	(61)			7
Balance	261,529			$ 261,590
Successor Period [Member]
Balance		770,089	767,797
Acquisitions		3,120
Foreign currency translation		(540)	2,292
Balance	$ 767,797	$ 772,669	$ 770,089